Related Parties (Details) - USD ($)		1 Months Ended
	Jun. 27, 2024	May 31, 2024
Related Parties Balances and Transactions [Line Items]
Bonus payable to officer		$ 800,000
Granted options (in Shares)	18,000
Expire term at date of grant	10 years
Mr. Alon Ben-Noon [Member]
Related Parties Balances and Transactions [Line Items]
Aggregate additional Options amount	$ 25,000,000
Board of Directors Chairman [Member]
Related Parties Balances and Transactions [Line Items]
Bonus payable to officer		$ 18,000,000